Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes Payable [Abstract]
NOTES PAYABLE
Note 3 – NOTES PAYABLE

Subordinated 8% promissory notes payable consisted of the following as of March 31, 2014 and December 31, 2013:

	As of March 31, 2014	As of December 31, 2013
Subordinated 8% promissory notes due December 2013	$216,000	$216,000
Subordinated 8% promissory notes due September 2014	684,000	684,000
Total notes payable	900,000	900,000
Less: debt discount	(55,078)	(141,049)
Total notes payable, less debt discount	$844,292	$758,951

December 2012 Subordinated Promissory Notes Payable

In December 2012, the Company issued $216,000 of subordinated 8% promissory notes payable for cash proceeds of $180,000 which were due on December 6, 2013.  In addition, the note holders received seven-year warrants to purchase 675,000 shares of common stock with an exercise price of $0.08 per share.  The Company recorded the fair value of the warrants as a debt discount on the notes payable which resulted in a debt discount of $26,325. The difference between the face value and the cash proceeds of $36,000 was also treated as debt discount and was amortized to interest expense over the one year maturity of the notes. The Company also paid debt issuance costs of $25,100 to the placement agent that were recorded as deferred financing costs and amortized over the one year maturity of the notes.  The Company also issued 337,500 warrants to purchase common stock at $0.08 per share to the placement agent which the Company recorded as a discount on the notes at the fair value of $13,089. All of the debt discount ($62,325) and deferred financing costs ($38,189) were fully amortized and recorded as interest expense during 2013 for these notes. These notes are currently in default due to non-payment of principal and accrued interest.

September 2013 Subordinated Promissory Notes Payable

In September 2013, the Company issued $684,000 of subordinated 8% promissory notes payable for cash proceeds of $570,000 which are due in September 2014.  In addition, the note holders received seven-year warrants to purchase 2,137,500 shares of common stock with an exercise price of $0.08 per share.  The Company recorded the fair value of the warrants as a debt discount on the notes payable which resulted in a debt discount of $83,363. The difference between the face value and the cash proceeds of $114,000 was also treated as debt discount and is amortized to interest expense over the one year maturity of the notes. The Company also paid debt issuance costs of $68,400 to the placement agent that were recorded as deferred financing costs and are amortized over the one year maturity of the notes.  The Company also issued 1,068,750 warrants to purchase common stock at $0.08 per share to the placement agent which the Company recorded as a discount on the notes at the fair value of $25,681. The Company has amortized approximately $85,300 and approximately $15,900 of debt discount and $20,841 and approximately $20,800 and approximately $9,500 of deferred financing costs to interest expense for these notes during for the three months ended March 31, 2014 and 2013, respectively.

The notes and accrued interest automatically convert into common stock at $0.08 per share upon the Company going public at a minimum gross proceeds amount, as defined in the notes payable agreements. If the Company does not go public as defined or by September 30, 2014, the interest rate will increase from 8% to 10% per annum. In the event the Company raises equity in the future at a price lower than the offering price in this offering, the warrants to purchase common stock and the notes payable conversion price will be adjusted for the anti-dilutive effects of such future issuance.  As a result, the warrants issued with the debt are accounted for as derivative liabilities and recorded at fair value at each period end.

The Company determined the beneficial conversion feature on the September 2013 notes payable at the issuance date of approximately $186,800 which represented the difference between the effective conversion price of $0.06 per share and the fair value of the common stock as of the commitment date of $0.08. There was no beneficial conversion feature on the December 2012 notes payable. The beneficial conversion feature will be recorded as expense in the event these notes are converted to common stock in connection with a public offering

NOTE 3 – NOTES PAYABLE

The Company obtained a loan with a 10% interest rate in 2011 for $39,990.  The loan was repaid in 2012.

Subordinated 8% promissory notes payable consisted of the following at December 31, 2013 and 2012:

	2013	2012
Subordinated 8% promissory notes due December 2013	$216,000	$216,000
Subordinated 8% promissory notes due September 2014	684,000	-
Total notes payable	900,000	216,000
Less: debt discount	(141,049)	(62,325)
Total notes payable, less debt discount	$758,951	$153,675

December 2012 Subordinated Promissory Notes Payable

In December 2012, the Company issued $216,000 of subordinated 8% promissory notes payable for cash proceeds of $180,000 which were due on December 6, 2013.  In addition, the note holders received seven-year warrants to purchase 675,000 shares of common stock with an exercise price of $0.08 per share.  The Company recorded the fair value of the warrants as a debt discount on the notes payable which resulted in a debt discount of $26,325 (See Note 4). The difference between the face value and the cash proceeds of $36,000 was also treated as debt discount and was amortized to interest expense over the one year maturity of the notes. The Company also paid debt issuance costs of $25,100 to the placement agent that were recorded as deferred financing costs and amortized over the one year maturity of the notes.  The Company also issued 337,500 warrants to purchase common stock at $0.08 per share to the placement agent which the Company recorded as a discount on the notes at the fair value of $13,089 (See Note 4).  All of the debt discount ($62,325) and deferred financing costs ($38,189) were fully amortized and recorded as interest expense during 2013 for these notes. These notes that were issued in December 2012 are currently in default due to non-payment of principal and accrued interest.

September 2013 Subordinated Promissory Notes Payable

In September 2013, the Company issued $684,000 of subordinated 8% promissory notes payable for cash proceeds of $570,000 which are due in September 2014.  In addition, the note holders received seven-year warrants to purchase 2,137,500 shares of common stock with an exercise price of $0.08 per share.  The Company recorded the fair value of the warrants as a debt discount on the notes payable which resulted in a debt discount of $83,363 (See Note 4). The difference between the face value and the cash proceeds of $114,000 was also treated as debt discount and is amortized to interest expense over the one year maturity of the notes. The Company also paid debt issuance costs of $68,400 to the placement agent that were recorded as deferred financing costs and are amortized over the one year maturity of the notes.  The Company also issued 1,068,750 warrants to purchase common stock at $0.08 per share to the placement agent which the Company recorded as a discount on the notes at the fair value of $41,681 (See Note 4).  The Company has amortized $56,314 of debt discount and $31,357 of deferred financing costs to interest expense for these notes during 2013.

The notes and accrued interest automatically convert into common stock at $0.08 per share upon the Company going public at a minimum gross proceeds amount, as defined in the notes payable agreements.  If the Company does not go public as defined or by September 30, 2014, the interest rate will increase from 8% to 10% per annum. In the event the Company raises equity in the future at a price lower than the offering price in this offering, the warrants to purchase common stock and the notes payable conversion price will be adjusted for the anti-dilutive effects of such future issuance.  As a result, the warrants issued with the debt are accounted for as derivative liabilities and recorded at fair value at each period end (See Note 4).

The Company determined the beneficial conversion feature on the September 2013 notes payable at the issuance date of approximately $186,800 which represented the difference between the effective conversion price of $0.06 per share and the fair value of the common stock as of the commitment date of $0.08 (See Note 4).  The beneficial conversion feature will be recorded as expense in the event these notes are converted to common stock in connection with a public offering.